UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Goldman Capital Management Inc.
Address:       320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, July 27, 2007
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  259,684

Goldman Capital Management Inc.
Form 13F-6/07


			Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority--------------------
Name of Issuer	Title of	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
 	Class

Abaxis Inc	COM	002567105	10916	523300	SH		523300	N/A	523300
Advanced Photonix Inc-Cl A	COM	00754E107	250	158400	SH		158400	N/A	158400
American Medical Alert Corp	COM	027904101	2957	371000	SH		371000	N/A	371000
American Safety Insurance Hold	COM	G02995101	10831	454500	SH		454500	N/A	454500
Cadiz Inc New	COM	12753207	3899	173500	SH		173500	N/A	173500
Celadon Group Inc	COM	150838100	3792	238500	SH		238500	N/A	238500
Columbia Laboratories Inc	COM	197779101	7659	2378700	SH		2378700	N/A	2378700
Digital Angel Corp	COM	253830103	1152	720000	SH		720000	N/A	720000
Dot Hill Sys Corp	COM	25848T109	10570	2936000	SH		2936000	N/A	2936000
Endocare Inc	COM	29264P104	325	120342	SH		120342	N/A	120342
Ep Medsystems Inc	COM	26881P103	1781	978300	SH		978300	N/A	978300
Gametech International Inc	COM	36466D102	7443	783448	SH		783448	N/A	783448
Gp Strategies Corp	COM	36225V104	5826	535500	SH		535500	N/A	535500
Hypercom Corp	COM	44913M105	3908	661400	SH		661400	N/A	661400
Imergent Inc	COM	45247Q100	44874	1834600	SH		1834600	N/A	1834600
Industrial Distribution Group	COM	456061100	9539	844900	SH		844900	N/A	844900
Infocrossing Inc	COM	45664X109	6279	339962	SH		339962	N/A	339962
Infosearch Media Inc	COM	45677V108	408	2400000	SH		2400000	N/A	2400000
Lifetime Brands Inc	COM	53222Q103	11996	586600	SH		586600	N/A	586600
Liquidmetal Technologies Inc	COM	53634X100	256	301000	SH		301000	N/A	301000
Mdc Partners Inc New Cl A Subo	COM	552697104	18996	2171000	SH		2171000	N/A	2171000
Medical Nutrition USA Inc	COM	58461X107	2683	526000	SH		526000	N/A	526000
Mosys Inc	COM	619718109	17109	1955327	SH		1955327	N/A	1955327
Napco Security Systems Inc	COM	630402105	1103	175000	SH		175000	N/A	175000
National Patent Development Co	COM	637132101	4519	1714000	SH		1714000	N/A	1714000
Nestor Inc New	COM	641074505	316	753000	SH		753000	N/A	753000
Oasys Mobile Inc	COM	67421G104	14	100000	SH		100000	N/A	100000
Park-Ohio Holdings Corp	COM	70066100	1706	62500	SH		62500	N/A	62500
Penn Treaty American Corp New	COM	707874400	6448	1127200	SH		1127200	N/A	1127200
Photomedex Inc	COM	719358103	7387	5682500	SH		5682500	N/A	5682500
Premd Inc	COM	74047Y105	1067	970000	SH		970000	N/A	970000
Progressive Gaming Internation	COM	74332S102	2701	460100	SH		460100	N/A	460100
Pure Bioscience	COM	746218106	524	150000	SH		150000	N/A	150000
Rewards Network Inc	COM	761557107	1038	255000	SH		255000	N/A	255000
Scolr Pharma Inc	COM	78402X107	3823	1706800	SH		1706800	N/A	1706800
Smart Online Inc	COM	83171V100	545	202000	SH		202000	N/A	202000
Source Interlink Companies Inc	COM	836151209	1760	353500	SH		353500	N/A	353500
Star Scientific Inc Com	COM	85517P101	3221	3660465	SH		3660465	N/A	3660465
Tegal Corp	COM	879008209	994	154039	SH		154039	N/A	154039
Thomas Group Inc	COM	884402108	3704	352451	SH		352451	N/A	352451
Trinity Biotech Plc New ADR	COM	896438306	8698	758000	SH		758000	N/A	758000
Unigene Laboratories Inc	COM	904753100	271	121050	SH		121050	N/A	121050
Universal Electronics Inc	COM	913483103	17347	477625	SH		477625	N/A	477625
Ultimate Software Group Inc	COM	90385D107	1446	50000	SH		50000	N/A	50000
Velocity Express Corp	COM	92257T608	623	724013	SH		724013	N/A	724013
Williams Controls Inc	COM	969465608	525	30000	SH		30000	N/A	30000
World Fuel Services Corp	COM	981475106	6246	148500	SH		148500	N/A	148500
Zila Inc	COM	989513205	209	150000	SH		150000	N/A	150000






 			259684